Warrants - Summary of Change in the Value of the Warrant Derivative Liability (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Issuance of warrants		$ 2,487,726
Exercise of warrants		(885,258)
Change in fair value of warrant liability	25,061	8,396,169
Balance at end of period		$ 9,998,636